Voyage revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Voyage Revenues (Table)
	Years ended December 31,
	2022	2023	2024

Time charters	$841,057	$494,970	$710,894
Voyage charters	591,479	450,410	555,234
Pool revenues	4,620	3,889	(670)
	$1,437,156	$949,269	$1,265,458